Significant Accounting Policies - Additional Information (Detail) (USD $)	9 Months Ended
	Dec. 31, 2014	Apr. 01, 2014
Summary Of Significant Accounting Policies [Line Items]
Increase in surplus note	$ 38,600,000
Increase in vehicle note	38,600,000
Interest rate on surplus note		4.00%
Interest expense on surplus note	15,711,000
Lancaster
Summary Of Significant Accounting Policies [Line Items]
Surplus note re issued		513,000,000
Other Assets | Lancaster
Summary Of Significant Accounting Policies [Line Items]
Vehicle Note acquired		513,000,000